Leases (Details) - Schedule of weighted average lease term and weighted average discount rate	Jun. 30, 2022	Jun. 30, 2021
Weighted average lease term:
Operating leases	3 years 3 months 21 days	2 years 4 months 24 days
Weighted average discount rate:
Operating leases	4.75%	4.75%